Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	$ 1,135,572,137	$ 963,556,785
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	1,021,035,949	732,208,986
Total | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	643,594,025	414,659,871
Total | Rollins Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	377,441,924	317,549,115
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	1,021,035,949	732,208,986
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	643,594,025	414,659,871
Level 1 | Rollins Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	377,441,924	317,549,115
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Level 2 | Rollins Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
Level 3 | Rollins Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments, at fair value	$ 114,536,188	$ 231,347,799